Deposits	6 Months Ended
Jun. 30, 2012
Deposits [Abstract]
Deposits

5.	Deposits

				June 30, 2012
	Opening Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	89,587	-	(89,587)	-
SDG&E (ii)	-	491,054	(7,914)	483,140
SCE (iii)	680,000	(52,686)	(27,314)	600,000
Other	65,817	622,923	(156,925)	531,815
	835,404	1,061,291	(281,740)	1,614,955
Less: Current				(906,541)
Deposits, non-current				708,414

			December 31, 2011
	Initial	Deposits	Costs	Remaining
	deposits	made	incurred	deposits
	$		$	$

RMT (i)	13,890,773	-	(13,801,186)	89,587
Gamesa	66,524,759	-	(66,524,759)	-
SCE (iii)	1,281,250	580,000	(1,181,250)	680,000
Other	615,707	155,749	(705,639)	65,817
	82,312,489	735,749	(82,212,834)	835,404
Less: Current				(89,587)
Deposits, non-current				745,817

i.

In December 2010, the Company entered into two Engineering, Procurement and Construction Agreements (“EPC’s”) with RMT, Inc. (“RMT”) for a total of $53 million. Effective March 12, 2012, Windstar was fully commissioned and commercially operational, and the remaining deposit was utilised.

ii.

On March 26, 2012, the Company made a $483,140 delivery term security deposit with SDG&E, as performance assurance for the term of the PPA, up to expiration on December 31, 2013. Any unused portion of the deposit shall be returned upon early termination, or upon expiration of the agreement.

iii.

The Company has a $100,000 large generator interconnection agreement deposit, and a $500,000 interconnection study deposit with SCE, in relation to the Company’s Mesa repower and expansion initiatives. The interconnection study has been completed, at a much lower cost than anticipated, and the unused deposit was refunded in the third quarter of 2012.